Allocation of Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Allocation Of Expenses
Allocation of Expenses

5.	Allocation of Expenses

Research and Development Expenses

In preparation of the carve-out financial statements, the process for allocated research and development expenses involved reviewing vendor agreements and invoices and identifying all vendors directly related to the BIV201 clinical study. The last patient treatment in the BIV201 Phase 2 trial was in May 2023 and the costs incurred since that date were costs involved with the wrap-up of final patient visits, data analysis and evaluation, reports of the study and the preparation and development of the next phase clinical study for the BIV201 drug candidate. The process included identifying the direct services performed and allocating shared cost, primarily consisting of personnel costs, and approximately $26,600 and $34,300 of related stock compensation expense for the six months ended December 31, 2025 and 2024, respectively. Personnel cost allocations were determined by communicating with the Parent’s personnel and evaluating their level of BIV201 involvement during the reporting periods. The Parent carved-out approximately $164,700 and $112,600 of research and development costs to the Company for the six months ended December 31, 2025 and 2024, respectively.

General and Administrative Expenses

The proportional cost method used was to carve-out Parent expenses for the Company’s appropriate share of general and administrative costs. These costs were allocated based on activities and usage directly related to BIV201 relative to the other Parent activities. As a result, approximately 4.1% and 3.7% of the Parent’s general and administrative expenses were allocated to the Company for the six months ended December 31, 2025 and 2024, respectively. The Company believes the methodology used was reasonable and has been consistently applied, and results in an appropriate reflection of costs of the activities for the periods presented. The Parent carved-out approximately $172,000 and $171,600 of its general and administrative costs to the Company for the six months ended December 31, 2025 and 2024, respectively. The Parent carved-out approximately $18,100 and $22,800 of stock based compensation that is included in general and administrative costs to the Company for the six months ended December 31, 2025 and 2024, respectively.

5.	Allocation of Expenses

Research and Development Expenses

In preparation of the carve-out financial statements, the process for research and development expenses involved reviewing vendor agreements and invoices and identifying all vendors directly related to the BIV201 clinical study. The last patient treatment in the BIV201 Phase 2 trial was in May 2023, and the costs incurred since that date were costs involved with the wrap-up of final patient visits, data analysis and evaluation, reports of the study and the preparation and development of the next phase clinical study for the BIV201 drug candidate. The process included identifying the direct services performed and allocating shared cost, primarily consisting of personnel costs and approximately $71,500 and $162,300 of related stock compensation expense for the years ended June 30, 2025 and 2024, respectively. Personal cost allocations were determined by communicating with the Parent’s personnel and evaluating their level of BIV201 involvement during the reporting periods. The Parent carved-out approximately $488,000 and $1.2 million of research and development costs to the Company for the years ended June 30, 2025 and 2024, respectively.

General and Administrative Expenses

The proportional cost method used to carve-out Parent expenses for the Company’s appropriate share of general and administrative costs to be allocated was based on activities and usage directly related to BIV201 relative to the other Parent activities. As a result, approximately 5.9% and 6.2% of the Parent’s general and administrative expenses were allocated to the Company for the years ended June 30, 2025 and 2024, respectively. The Company believes the methodology used was reasonable and has been consistently applied, and results in an appropriate reflection of costs of the activities for the periods presented. The Parent carved-out approximately $507,000 and $549,000 of its general and administrative costs to the Company for the years ended June 30, 2025 and 2024, respectively. The Parent carved-out approximately $81,600 and $138,000 of stock-based compensation that is included in general and administrative costs to the Company for the years ended June 30, 2025 and 2024, respectively.